Regulatory Capital Requirements (Tables)	12 Months Ended
Mar. 31, 2012
Regulatory Capital Requirements [Abstract]
Schedule Of Risk-Adjusted Capital Amounts And Ratios, Japan

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Consolidated:
At March 31, 2011:
Total capital (to risk-weighted assets):
MUFG	¥13,080,826	14.89%	¥7,024,396	8.00%
BTMU	11,469,704	15.82	5,798,844	8.00
MUTB	1,704,267	15.93	855,483	8.00
Tier I capital (to risk-weighted assets):
MUFG	9,953,332	11.33	3,512,198	4.00
BTMU	8,284,108	11.42	2,899,422	4.00
MUTB	1,392,725	13.02	427,742	4.00
At March 31, 2012:
Total capital (to risk-weighted assets):
MUFG	¥12,742,525	14.91%	¥6,836,528	8.00%
BTMU	11,716,158	16.27	5,759,478	8.00
MUTB	1,869,189	15.74	949,729	8.00
Tier I capital (to risk-weighted assets):
MUFG	10,522,282	12.31	3,418,264	4.00
BTMU	8,473,187	11.76	2,879,739	4.00
MUTB	1,470,672	12.38	474,864	4.00

Stand-alone:
At March 31, 2011:
Total capital (to risk-weighted assets):
BTMU	¥11,238,512	16.61%	¥5,410,825	8.00%
MUTB	1,706,845	16.01	852,749	8.00
Tier I capital (to risk-weighted assets):
BTMU	8,179,095	12.09	2,705,413	4.00
MUTB	1,347,399	12.64	426,374	4.00
At March 31, 2012:
Total capital (to risk-weighted assets):
BTMU	¥11,514,330	17.41%	¥5,290,104	8.00%
MUTB	1,899,969	15.76	963,872	8.00
Tier I capital (to risk-weighted assets):
BTMU	8,333,966	12.60	2,645,052	4.00
MUTB	1,410,875	11.71	481,936	4.00

Schedule Of Risk-Adjusted Capital Amounts And Ratios, UNBC And Union Bank

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
UNBC:
At December 31, 2010:
Total capital (to risk-weighted assets)	$9,685	15.01%	$5,161	8.00%
Tier I capital (to risk-weighted assets)	8,029	12.44	2,581	4.00
Tier I capital (to quarterly average assets)(1)	8,029	10.34	3,106	4.00
At December 31, 2011:
Total capital (to risk-weighted assets)	$11,142	15.98%	$5,579	8.00%
Tier I capital (to risk-weighted assets)	9,641	13.82	2,790	4.00
Tier I capital (to quarterly average assets)(1)	9,641	11.44	3,372	4.00

Note:

(1)	Excludes certain intangible assets.

	Actual		For capital adequacy purposes		Ratios OCC requires to be "well capitalized"
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Union Bank:
At December 31, 2010:
Total capital (to risk-weighted assets)	$8,866	13.85%	$5,119	8.00%	$6,399	10.00%
Tier I capital (to risk-weighted assets)	7,377	11.53	2,560	4.00	3,840	6.00
Tier I capital (to quarterly average assets)(1)	7,377	9.55	3,089	4.00	3,861	5.00
At December 31, 2011:
Total capital (to risk-weighted assets)	$10,004	14.43%	$5,546	8.00%	$6,933	10.00%
Tier I capital (to risk-weighted assets)	8,588	12.39	2,773	4.00	4,160	6.00
Tier I capital (to quarterly average assets)(1)	8,588	10.25	3,352	4.00	4,190	5.00

Note:

(1)	Excludes certain intangible assets.